Quarterly Holdings Report
for
Fidelity® Education Fund
November 30, 2024
EDI-NPRT1-0125
1.9901561.103
Asset-Backed Securities - 12.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.6%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	321,000	323,315
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	1,003,000	1,008,248
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	4,516,000	4,574,669
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,730,731
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	729,000	731,589
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	3,529,000	3,563,355
BMW Vehicle Owner Trust Series 2023-A Class A3, 5.47% 2/25/2028	272,000	274,430
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	126,000	127,706
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	1,612,000	1,641,480
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,281,860
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	1,732,000	1,740,033
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	321,000	327,161
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	757,000	761,473
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	232,000	236,065
CarMax Series 2023-3 Class A3, 5.28% 5/15/2028	1,274,000	1,284,193
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	300,000	303,189
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,277,000	1,293,616
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	560,000	557,470
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	2,354,000	2,383,192
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,183,461
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	1,892,000	1,899,834
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	789,000	794,386
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	764,000	768,582
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	374,000	377,883
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,535,486
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	1,091,000	1,105,105
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	578,000	581,419
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	827,000	837,125
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	507,000	512,051
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	146,000	148,247
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	106,740
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	635,000	637,109
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	1,684,000	1,693,696
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	1,127,000	1,136,238
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	710,413
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	1,171,000	1,176,272
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,637,000	1,664,968
GM Financial Automobile Leasing Trust Series 2023-2 Class A3, 5.05% 7/20/2026	1,152,524	1,154,012
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	440,000	439,702
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	312,000	315,077
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,324,000	1,345,867
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	147,000	147,718
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,660,000	1,678,379
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	2,000,000	2,024,778
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	396,447
Honda Auto Receivables Owner Trust Series 2023-4 Class A3, 5.67% 6/21/2028	1,195,000	1,215,072
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	1,943,000	1,962,137
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	581,000	587,818
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	314,000	317,254
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	994,000	1,009,488
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	334,000	336,654
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	374,763
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	759,000	773,424
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	901,000	914,935
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	594,183
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	721,000	729,890
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	331,000	335,116
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	585,000	587,727
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	189,000	191,433
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	808,000	816,043
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	740,000	743,544
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,457,397
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	985,000	1,000,448
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	1,697,000	1,712,554
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,823,644
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,700,935
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	1,997,000	2,014,467
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,151,000	4,220,182
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	823,000	827,554
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,725,307
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	134,726
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	1,723,000	1,741,817
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	1,089,000	1,108,291
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,962,000	1,968,425
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	181,000	182,175
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	863,000	875,723
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	753,000	762,289
TOTAL UNITED STATES		86,260,185
TOTAL ASSET-BACKED SECURITIES (Cost $85,364,627)		86,260,185

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	366,805	341,894
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	2,192,252	2,167,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,428,812	1,421,871
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	291,818	288,084
TOTAL UNITED STATES		4,219,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,198,901)		4,219,751

Commercial Mortgage Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	2,052,320	2,012,533
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	100,000	99,532
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	70,007	69,920
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	86,585	86,422
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	80,803	80,399
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	7,988	7,996
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	366,724	359,256
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	2,703,703	2,676,484
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	769,105	766,221
GS Mortgage Securities Trust Series 2015-GC32 Class AAB, 3.513% 7/10/2048	53,305	53,129
GS Mortgage Securities Trust Series 2016-GS2 Class AAB, 2.922% 5/10/2049	242,713	240,170
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	1,405,481	1,382,215
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	818,414	796,645
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	445,000	434,153
Morgan Stanley Capital I Trust Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,600,000	1,509,292
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	191,373	191,231
Wells Fargo Commercial Mortgage Trust Series 2015-C27 Class ASB, 3.278% 2/15/2048	2	2
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	893,547	864,103
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,600,000	1,516,754
TOTAL UNITED STATES		13,146,457
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,909,674)		13,146,457

Non-Convertible Corporate Bonds - 31.2%
	Principal Amount (a)	Value ($)
CANADA - 1.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,368
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	315,000	309,519
Enbridge Inc 5.25% 4/5/2027	848,000	860,469
Enbridge Inc 5.3% 4/5/2029	708,000	721,003
Enbridge Inc 5.9% 11/15/2026	720,000	735,181
		2,626,172
Financials - 0.4%
Banks - 0.4%
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,121,223
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	495,000	492,527
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,207,610
Toronto-Dominion Bank/The 2.8% 3/10/2027	64,000	61,503
		2,882,863
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,433,682
TOTAL CANADA		6,961,085
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
Banque Federative du Credit Mutuel SA 4.524% 7/13/2025 (b)	449,000	448,316
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	750,000	719,411
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	904,168

TOTAL FRANCE		2,071,895
GERMANY - 1.9%
Consumer Discretionary - 1.1%
Automobiles - 1.1%
Mercedes-Benz Finance North America LLC 1.45% 3/2/2026 (b)	2,500,000	2,401,146
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,797,074
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	196,533
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	906,278
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	2,500,000	2,526,955
		7,827,986
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	750,000	729,233
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,131,445
		3,860,678
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	473,287
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	583,192
		1,056,479
TOTAL GERMANY		12,745,143
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	700,000	669,143
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,561,967

TOTAL IRELAND		3,231,110
JAPAN - 1.0%
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	1,300,000	1,228,582
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	2,050,000	1,946,619
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	500,000	494,778
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	750,000	708,282
Sumitomo Mitsui Financial Group Inc 1.474% 7/8/2025	2,500,000	2,452,625

TOTAL JAPAN		6,830,886
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	2,881,244
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,046,645

TOTAL NETHERLANDS		3,927,889
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,091,915
SWITZERLAND - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
UBS Group AG 1.305% 2/2/2027 (b)(c)	1,300,000	1,244,987
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	221,835
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,488,632
UBS Group AG 6.373% 7/15/2026 (b)(c)	300,000	302,374

TOTAL SWITZERLAND		4,257,828
UNITED KINGDOM - 3.0%
Consumer Staples - 0.5%
Tobacco - 0.5%
BAT Capital Corp 4.7% 4/2/2027	801,000	800,147
BAT International Finance PLC 1.668% 3/25/2026	2,750,000	2,640,898
		3,441,045
Financials - 2.3%
Banks - 2.3%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,234,188
Barclays PLC 2.852% 5/7/2026 (c)	750,000	742,826
Barclays PLC 5.304% 8/9/2026 (c)	2,500,000	2,504,226
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,845,887
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,130,118
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	415,987
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	901,000	915,809
NatWest Group PLC 1.642% 6/14/2027 (c)	3,300,000	3,139,688
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,828,612
		15,757,341
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/2027 (b)	587,000	591,318
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	552,928
		1,144,246
TOTAL UNITED KINGDOM		20,342,632
UNITED STATES - 22.1%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,510,301
AT&T Inc 4.25% 3/1/2027	400,000	397,299
AT&T Inc 4.3% 2/15/2030	250,000	245,024
Verizon Communications Inc 2.1% 3/22/2028	500,000	461,291
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,687,693
Verizon Communications Inc 3% 3/22/2027	78,000	75,416
		5,377,024
Entertainment - 0.0%
Walt Disney Co/The 1.75% 1/13/2026	306,000	296,966
Media - 0.2%
Comcast Corp 2.35% 1/15/2027	500,000	478,388
Warnermedia Holdings Inc 3.755% 3/15/2027	1,000,000	968,509
Warnermedia Holdings Inc 4.054% 3/15/2029	6,000	5,676
		1,452,573
Consumer Discretionary - 1.4%
Automobiles - 0.7%
General Motors Financial Co Inc 1.25% 1/8/2026	500,000	480,796
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,844,445
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,679,099
		5,004,340
Specialty Retail - 0.7%
Home Depot Inc/The 2.875% 4/15/2027	2,028,000	1,963,512
Lowe's Cos Inc 4.4% 9/8/2025	2,275,000	2,269,927
O'Reilly Automotive Inc 5.75% 11/20/2026	516,000	526,308
		4,759,747
TOTAL CONSUMER DISCRETIONARY		9,764,087

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp 4.625% 11/1/2027	2,406,000	2,394,289
Personal Care Products - 0.3%
Kenvue Inc 5.05% 3/22/2028	1,262,000	1,288,215
Kenvue Inc 5.35% 3/22/2026	598,000	604,290
		1,892,505
Tobacco - 0.2%
Philip Morris International Inc 4.75% 2/12/2027	1,503,000	1,509,489
TOTAL CONSUMER STAPLES		5,796,283

Energy - 0.6%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	15,000	14,291
Oil, Gas & Consumable Fuels - 0.6%
MPLX LP 1.75% 3/1/2026	2,000,000	1,925,157
MPLX LP 4% 3/15/2028	760,000	742,444
ONEOK Inc 4.25% 9/24/2027	173,000	171,170
ONEOK Inc 4.4% 10/15/2029	180,000	176,850
Williams Cos Inc/The 4.8% 11/15/2029	914,000	913,117
		3,928,738
TOTAL ENERGY		3,943,029

Financials - 13.8%
Banks - 7.3%
Bank of America Corp 1.197% 10/24/2026 (c)	500,000	484,726
Bank of America Corp 1.734% 7/22/2027 (c)	500,000	475,843
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	811,006
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,405,434
Bank of America Corp 4.827% 7/22/2026 (c)	2,500,000	2,500,022
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,768,421
Citigroup Inc 1.122% 1/28/2027 (c)	3,000,000	2,873,728
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,891,067
Citigroup Inc 3.106% 4/8/2026 (c)	1,100,000	1,093,201
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,238,169
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	3,080,000	2,905,670
JPMorgan Chase & Co 2.083% 4/22/2026 (c)	500,000	494,634
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,613,325
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,192,977
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	340,518
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,756,749
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,181,792
KeyBank NA/Cleveland OH 4.15% 8/8/2025	250,000	248,544
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (c)(d)	177,000	177,342
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,037,753
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	733,458
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	598,817
Truist Financial Corp 4.26% 7/28/2026 (c)	2,960,000	2,950,626
Wells Fargo & Co 2.164% 2/11/2026 (c)	452,000	449,557
Wells Fargo & Co 2.188% 4/30/2026 (c)	2,676,000	2,646,701
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,196,232
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,249,445
Wells Fargo Bank NA 5.254% 12/11/2026	1,800,000	1,823,379
		49,139,136
Capital Markets - 3.7%
Athene Global Funding 1.73% 10/2/2026 (b)	573,000	541,374
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,382,056
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,028,086
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	515,204
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,446,091
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,480,443
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	121,312
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,954,717
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,469,300
Morgan Stanley 2.188% 4/28/2026 (c)	750,000	741,894
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,322,597
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,016,487
Morgan Stanley 4.679% 7/17/2026 (c)	1,842,000	1,839,634
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,813,100
S&P Global Inc 2.45% 3/1/2027	2,814,000	2,693,146
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,011,656
		25,377,097
Consumer Finance - 1.0%
American Express Co 2.55% 3/4/2027	54,000	51,682
Capital One Financial Corp 1.878% 11/2/2027 (c)	3,400,000	3,210,699
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,701,000	2,700,167
John Deere Capital Corp 4.75% 6/8/2026	804,000	808,630
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	239,835
		7,011,013
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,694,162
Insurance - 1.4%
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	641,999
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	799,000	754,547
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,273,000	1,254,019
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,210,000	1,229,547
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,120,686
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,860,102
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	598,243
RGA Global Funding 2% 11/30/2026 (b)	30,000	28,475
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,081,881
		9,569,499
TOTAL FINANCIALS		93,790,907

Health Care - 0.7%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	383,672
Health Care Providers & Services - 0.4%
CVS Health Corp 4.3% 3/25/2028	110,000	107,890
Humana Inc 3.7% 3/23/2029	2,500,000	2,382,850
		2,490,740
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co 4.9% 2/22/2027	1,158,000	1,171,019
Bristol-Myers Squibb Co 4.9% 2/22/2029	846,000	858,069
		2,029,088
TOTAL HEALTH CARE		4,903,500

Industrials - 1.3%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	500,000	500,161
Boeing Co 6.259% 5/1/2027 (b)	150,000	153,711
RTX Corp 3.95% 8/16/2025	116,000	115,477
RTX Corp 5.75% 1/15/2029	366,000	381,494
RTX Corp 5.75% 11/8/2026	778,000	793,335
		1,944,178
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,135,908
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,128,627
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	215,609
		4,480,144
Trading Companies & Distributors - 0.3%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,401,576
TOTAL INDUSTRIALS		8,825,898

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 5.05% 4/5/2027	298,000	301,283
Amphenol Corp 5.05% 4/5/2029	430,000	437,221
		738,504
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 2/15/2028	1,488,000	1,467,145
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,380,371
		2,847,516
Software - 0.5%
Roper Technologies Inc 1% 9/15/2025	2,076,000	2,017,830
Roper Technologies Inc 1.75% 2/15/2031	750,000	624,941
Roper Technologies Inc 4.5% 10/15/2029	603,000	597,684
		3,240,455
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	816,305
TOTAL INFORMATION TECHNOLOGY		7,642,780

Utilities - 1.4%
Electric Utilities - 1.1%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,263,558
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,327,063
Eversource Energy 0.8% 8/15/2025	43,000	41,788
Exelon Corp 2.75% 3/15/2027	1,006,000	963,902
Exelon Corp 5.15% 3/15/2029	381,000	387,029
Georgia Power Co 4.65% 5/16/2028	948,000	950,959
Southern Co/The 3.25% 7/1/2026	500,000	489,590
Southern Co/The 5.5% 3/15/2029	900,000	927,886
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	427,973
		7,779,748
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	577,728
NiSource Inc 0.95% 8/15/2025	1,500,000	1,459,078
		2,036,806
TOTAL UTILITIES		9,816,554

TOTAL UNITED STATES		151,609,601
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $212,642,856)		214,069,984

U.S. Government Agency - Mortgage Securities - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,809,092	1,670,887
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	129,895	125,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	1,059,378	992,706
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	140,186	136,835
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	330,983	320,728
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	320,498	304,714
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	31,716	30,555
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	82,592	79,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2036	298,049	280,577
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	56,361	54,521
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	64,663	61,801
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	376,429	360,641
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	21,770	20,982
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2036	1,689,179	1,592,269
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,283,285	1,210,464
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	64,529	62,242
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	535,164	511,849
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	134,505	129,185
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	148,505	145,426
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	4,809	4,715
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	282,298	275,693
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	161,102	157,908
Freddie Mac Gold Pool 2.5% 1/1/2028	131,361	128,312
Freddie Mac Gold Pool 2.5% 3/1/2032	1,634,235	1,548,465
Freddie Mac Gold Pool 3% 10/1/2035	87,333	82,424
Freddie Mac Gold Pool 3% 12/1/2030	16,346	15,736
Freddie Mac Gold Pool 3% 12/1/2032	1,076,826	1,029,669
Freddie Mac Gold Pool 3% 2/1/2033	15,257	14,705
Freddie Mac Gold Pool 3% 3/1/2033	50,563	48,287
Freddie Mac Gold Pool 3% 7/1/2032	368,608	353,068
TOTAL UNITED STATES		11,750,410
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $11,831,642)		11,750,410

U.S. Treasury Obligations - 50.9%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	3.36 to 4.09	5,035,500	4,570,503
US Treasury Notes 3.5% 9/30/2029	4.09 to 4.31	11,216,700	10,926,643
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	15,500,000	15,394,648
US Treasury Notes 4% 1/31/2029	3.89	11,212,000	11,162,072
US Treasury Notes 4% 2/15/2034	4.25 to 4.39	12,372,100	12,185,552
US Treasury Notes 4% 2/29/2028	4.16	10,368,800	10,329,107
US Treasury Notes 4.125% 10/31/2027	4.23 to 4.26	17,561,900	17,568,760
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	50,789,332
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.19	7,000,000	7,000,273
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.26	51,000,000	51,266,953
US Treasury Notes 4.375% 11/30/2028	4.30 to 4.31	14,000,000	14,132,344
US Treasury Notes 4.5% 4/15/2027	3.83 to 4.80	66,296,900	66,804,486
US Treasury Notes 4.625% 4/30/2029	4.36 to 4.72	17,369,600	17,728,526
US Treasury Notes 4.625% 4/30/2031	3.65 to 4.64	10,054,200	10,331,476
US Treasury Notes 4.625% 9/15/2026	4.30 to 4.80	15,451,000	15,556,019
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.81	32,595,500	33,474,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $347,687,395)			349,220,744

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $2,394,893)	4.64	2,394,414	2,394,893

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $677,029,988)	681,062,424
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,283,385
NET ASSETS - 100.0%	686,345,809

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,787,673 or 9.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,063,630	39,295,430	38,964,167	68,219	-	-	2,394,893	0.0%
Total	2,063,630	39,295,430	38,964,167	68,219	-	-	2,394,893

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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